Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations
	December 31,	December 31,
	2021	2020
Asset retirement obligation, beginning of period	$1,233,514	$826,637
Obligation incurred:
Kiewit properties	6,833	283,347
JJS property	-	31,016
Accretion expense	121,947	92,514
Asset retirement obligation, end of period	$1,362,294	$1,233,514